Employee Benefit Plan, Schedule, Delinquent Participant Contribution	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution
IBM 401(k) PLAN
Schedule H, line 4a - Schedule of Delinquent Participant Contributions

AT AND FOR THE YEAR ENDED DECEMBER 31, 2025

	Total that Constitutes Nonexempt Prohibited Transactions

Participant Contributions Transferred Late to Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
Check here if Late Participant Loan Repayments are included:
☒	$—	$—	$1,737,785	$—